Real Estate Business Park Acquisitions - Intangible asset amortization Dock 79 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2017
Dock 79 Forecasted amortization
In-place Leases annual amortization	$ 25
Dock 79
In-place leases initial value				$ 4,727
In-place Leases annual amortization		$ 2,201	$ 2,501